Defined Benefit Liability (Details 4) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Discount rate (0.50% movement)
Impact on DBO with increase in assumption	$ 999	$ 1,167
Impact on DBO with decrease in assumption	(1,094)	(1,268)
Salary growth rate (0.50% movement)
Impact on DBO with increase in assumption	(143)	(203)
Impact on DBO with decrease in assumption	143	203
Pension growth rate (0.25% movement)
Impact on DBO with increase in assumption	(428)	(507)
Impact on DBO with decrease in assumption	428	456
Life expectancy (1 year movement)
Impact on DBO with increase in assumption	(1,047)	(1,065)
Impact on DBO with decrease in assumption	$ 1,047	$ 1,065